Shareholders' equity - Aripuana Project and Pollarix (Details) R$ in Thousands, $ in Thousands				12 Months Ended
	Apr. 28, 2020 USD ($)	Apr. 22, 2020 BRL (R$)	Apr. 22, 2020 USD ($)	Dec. 31, 2019
NEXA Peru | Aripuana | Nexa BR
Changes
Value of interest sold	$ 17,970
Percentage of interest sold	7.70%
Nexa BR | Aripuana
Changes
Percentage of non-controlling interest acquired				30.00%
Pollarix S. A.
Changes
Amount of reduction in subscribed capital		R$ 110,000	$ 20,057
Pollarix S. A. | Non-controlling interests
Changes
Amount of reduction in subscribed capital		R$ 73,334	$ 13,392